CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY In Millions, except Share data, unless otherwise specified	Total USD ($)	Total RUB	Priority Share Issued and Outstanding	Ordinary Shares Issued and Outstanding USD ($)	Ordinary Shares Issued and Outstanding RUB	Treasury shares at cost USD ($)	Treasury shares at cost RUB	Additional Paid-In Capital USD ($)	Additional Paid-In Capital RUB	Accumulated Other Comprehensive Income/(Loss) USD ($)	Accumulated Other Comprehensive Income/(Loss) RUB	Retained Earnings USD ($)	Retained Earnings RUB
Balance at Dec. 31, 2010		9,615.0			972.0				467.0		148.0		8,028.0
Balance (in shares) at Dec. 31, 2010			1		303,815,518
Increase (Decrease) in Shareholders' Equity
Share-based compensation expense		286							286
Exercise of share options (Note 14)		231			1				230
Exercise of share options (Note 14) (in shares)					3,083,212
Repurchases of shares (Note 13)		(8)							(8)
Class B shares conversion					(385)				385
Issuance of shares at IPO		11,403			7				11,396
Issuance of shares at IPO (in shares)					16,940,000
Primary offering expenses		(27)							(27)
Foreign currency translation adjustment, including reclassification		1,680.0									1,680.0
Net income		5,773.0											5,773.0
Balance at Dec. 31, 2011		28,953.0			595.0				12,729.0		1,828.0		13,801.0
Balance (in shares) at Dec. 31, 2011			1		323,838,730
Increase (Decrease) in Shareholders' Equity
Share-based compensation expense		376							376
Share-based compensation tax benefits		2							2
Exercise of share options (Note 14)		360			1				359
Exercise of share options (Note 14) (in shares)					3,921,352
Class B shares conversion					(151)				151
Foreign currency translation adjustment, including reclassification		(867.0)									(867.0)
Net income		8,223.0											8,223.0
Balance at Dec. 31, 2012		37,047.0			445.0				13,617.0		961.0		22,024.0
Balance (in shares) at Dec. 31, 2012			1		327,760,082
Increase (Decrease) in Shareholders' Equity
Share-based compensation expense		754							754
Exercise of share options (Note 14)		440			1				439
Exercise of share options (Note 14) (in shares)					4,494,804
Repurchases of shares (Note 13)		(8,518)					(8,518)
Repurchases of shares (Note 13) (in shares)					(8,599,377)
Class B shares conversion					(204)				204
Reissue of shares for options exercised							1,632		(1,632)
Issuance of convertible debt		2,319							2,319
Foreign currency translation adjustment, including reclassification	33.0	1,081.0									1,081.0
Net income	411.7	13,474.0											13,474.0
Balance at Dec. 31, 2013	$ 1,423.7	46,597.0		$ 7.4	242.0	$ (210.4)	(6,886.0)	$ 479.7	15,701.0	$ 62.4	2,042.0	$ 1,084.6	35,498.0
Balance (in shares) at Dec. 31, 2013			1	323,655,509